Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Other comprehensive income/(loss), net of tax:
Accumulated other comprehensive income
USD'000
Accumulated other comprehensive income as at December 31, 2017		(650)
Total net foreign currency translation adjustments	131
Total defined benefit pension adjustment	287
Total unrealized loss on securities reclassified to accumulated deficit	375
Total adjustment from liquidation of group companies	(43)
Total Other comprehensive income/(loss), net		750
Accumulated other comprehensive income as at December 31, 2018		100
Total net foreign currency translation adjustments	643
Total defined benefit pension adjustment	(2,199)
Total unrealized loss on securities reclassified to accumulated deficit
Total adjustment from liquidation of group companies	(21)
Total adjustment from sale of QuoVadis Group	34
Total adjustment from change in Ownership	(10)
Total Other comprehensive income/(loss), net		(1,553)
Accumulated other comprehensive income as at December 31, 2019		(1,453)